SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2016
SHAREHOLDERS' EQUITY [Abstract]
SHAREHOLDERS' EQUITY
21.	SHAREHOLDERS’ EQUITY

Share repurchase program
On August 10, 2015, the Board of Director approved a share repurchase program pursuant to which, the Company is authorized to repurchase up to $20,000 of its outstanding ADSs at a price not exceeding $7.99 per ADS. During the year ended December 31, 2015 and 2016, the Company repurchased 614,033 and 967,408 ADSs, representing 1,842,099 and 2,902,224 ordinary shares, with a total consideration of US$3,111 and US$4,542 respectively.

Special dividend

On January 7, 2014, the Board of Directors declared a special cash dividend of US$0.24 per ordinary share based on the number of ordinary shares that were outstanding as of September 30, 2013. The total amount of the special dividend of RMB201,583 was paid in April 2014.

On July 28, 2014, the Board of Directors declared a special cash dividend of US$0.30 per ordinary share based on the number of ordinary shares that were outstanding as of March 31, 2014. The total amount of the special dividend of RMB251,979 was paid in November 2014.

On December 11, 2015, the Board of Directors declared a special cash dividend of US$0.33 per ordinary share based on the number of ordinary shares outstanding as of September 30, 2015. The total amount of the special dividend was approximately RMB288,157(US$41,503), of which RMB285,829(US$41,168) has been paid in 2016. No special dividend was declared in 2016.

No other dividend has been declared for the years ended December 31, 2014, 2015 and 2016.